Cover Page	Nov. 12, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 10, 2026
Entity Registrant Name	SKYE BIOSCIENCE, INC.
Entity Incorporation, State or Country Code	NV
Entity File Number	000-55136
Entity Tax Identification Number	45-0692882
Entity Address, Address Line One	11250 El Camino Real
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92130
City Area Code	858
Local Phone Number	410-0266
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001516551